ROBERT L. B. DIENER

Attorney at Law

56 Laenani Street

Haiku, HI 96708

(310) 396-1691  Fax: (310) 362-8887

rob@rdienerlaw.com

August 22, 2011

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Kevin L. Vaughn, Accounting Branch Chief

Re:

Vycor Medical, Inc. (the “Company”)

Item 4.02 Form 8-K

Filed August 15, 2011

File No. 1-34932

Ladies and Gentlemen:

On behalf of the Company, we are responding to comments contained in the Staff letter, dated August 17, 2011 addressed to Mr. David Cantor, the Company’s President, with respect to Item 4.02 of the Company’s filing of its Form 8-K which was filed on August 15, 2011.

The Company has replied below on a comment-by-comment basis, with each response following a repetition of the Staff’s comment to which it applies (the “Comments”). The responses to the Comments are numbered to relate to the corresponding Comments in your letter. Given the nature of the comments, the Company has amended its Form 8-K which is being filed simultaneously.

Form 8-K dated August 15, 2011

Item 4.02. Non-Reliance on Previously Issued Financial Statements

1.

Please amend your filing to state whether the audit committee, or the board of directors in the absence of an audit committee, or authorized officer or officers, discussed with the independent accountant the matters disclosed in the filing pursuant to Item 4.02(a).

COMPANY RESPONSE:

We have amended our filing to state that the Company’s board of directors and management has discussed the matters set forth in the Report with Paritz & Co., P.A., the Company’s independent accountant.

2.

Please tell us if your certifying officers have considered the effect of the errors on the adequacy of your previous disclosures regarding internal controls over financial reporting and disclosure controls and procedures as of the end of the periods covered by your Forms 10-K for the years ended December 31, 2009 and 2010 and Forms 10-Q for the quarters ended March 31, June 30 and September 30, 2010 and March 31, 2011. Additionally, tell us what effect the errors had on your evaluation of disclosure controls and procedures as of the quarter ended June 30, 2011.

COMPANY RESPONSE:

We have amended the filing to state that the certifying officers have considered the effect of the errors on the adequacy of the Company’s previous disclosures regarding internal controls over financial reporting and disclosure controls and procedures as of the end of the periods covered by its Forms 10-K for the years ended December 31, 2009 and 2010 and Forms 10-Q for the quarters ended March 31, June 30 and September 30, 2010 and March 31, 2011 and they have concluded that there existed a material weakness in the Company’s internal control over financial reporting over the accounting for certain warrants issued in connection with consulting or other service agreements and for the value of the beneficial conversion feature associated with certain convertible debentures issued by the Company. Accordingly, the amendments to the affected statements will also revise management’s conclusions regarding effectiveness of the Company’s internal controls over financial reporting.  The Company will also include a similar disclosure in its Form 10-Q for the period ended June 30, 2011 (when filed) with respect to management’s evaluation of disclosure controls and procedures as of the quarter ended June 30, 2011.

On behalf of the Company, we acknowledge that:

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

LAW OFFICES OF ROBERT DIENER

/S/ Robert L. B. Diener

By: ___________________________

Robert L. B. Diener

cc:

David Cantor

Adrian Liddell

Kenneth T. Coviello